Income tax - Effect of tax holiday (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Income tax
Tax saving amount due to preferential tax rates | ¥	¥ 392,761	¥ 293,066
Income (loss) per share effect- basic	0.52	0.41
Income (loss) per share effect- diluted	0.52	0.41